BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 17,499	$ 1,144,776
Prepaid expenses	123,750	262,499
Total Current Assets	141,249	1,407,275
Cash and Investments held in Trust Account	284,379,776	278,774,646
Total Assets	284,521,025	280,181,921
Current Liabilities:
Accrued expenses	559,183	37,067
Accrued offering costs	0	26,780
Total Current Liabilities	559,183	63,847
Deferred underwriting fee payable	9,660,000	9,660,000
Total Liabilities	36,447,246	55,713,791
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 shares at approximately $10.30 and $10.10 per share as of December 31, 2021 and 2020, respectively	284,280,000	278,760,000
Stockholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(36,206,911)	(54,292,560)
Total Shareholders' Deficit	(36,206,221)	(54,291,870)
Total Liabilities and Shareholders' Deficit	284,521,025	280,181,921
Class A Ordinary Shares [Member]
Stockholders' Deficit
Ordinary shares	0	0
Class B Ordinary Shares [Member]
Stockholders' Deficit
Ordinary shares	690	690
Forward Purchase Agreement [Member]
Current Liabilities:
Derivative liability	5,008,045	6,757,777
Warrant [Member]
Current Liabilities:
Derivative liability	$ 21,220,018	$ 39,232,167